STATEMENTS OF CASH FLOWS (Parenthetical)	6 Months Ended		175 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010 Restated Amount
Reverse stock split ratio			0.05
Issuance of shares of common stock in conversion of debt	129,666	0
Issuance of shares for exercise of stock options	4,673,000	0
Issuance of shares of common stock for liabilities	0	0
Issuance of shares of common stock for accrued settlement
Issuance of shares of common stock for services	850,000	0
Issuance of shares of common stock in payment of executive compensation	0	0
Issuance of shares of common stock for cashless exercise of warrants	0	0